Note 15 - Stockholders' Equity (deficit) (Details) - USD ($)								1 Months Ended	3 Months Ended							12 Months Ended
	Dec. 22, 2016	Oct. 27, 2016	Oct. 17, 2016	Aug. 11, 2016	Aug. 10, 2016	Jul. 27, 2016	Nov. 10, 2015	Oct. 31, 2015	Mar. 31, 2017	Dec. 31, 2016	Jun. 30, 2016	Mar. 31, 2016	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	May 23, 2016	Feb. 11, 2016	Feb. 08, 2016	Jan. 14, 2016	Nov. 11, 2015	Oct. 10, 2015	Jul. 10, 2015	Apr. 10, 2015	Feb. 09, 2015
Stock-based compensation expense									$ 88,125			$ 375,967				$ 697,523	$ 904,125
Accounting Services Rendered
Stock price																				$ 5.00
Stock-based compensation expense												$ 6,250
Issuance of common stock for services, Shares												1,250
Consulting Services Rendered
Stock price																			$ 5.00
Stock-based compensation expense												$ 15,625
Issuance of common stock for services, Shares												3,125
Mile High Brands
Stock price							$ 5.80															$ 5.80
Shares purchased	15,000						10,000,000
Value of Original Investment							$ 2,900,000															$ 2,900,000
Loyl Me
Stock price																							$ 6.44	$ 20.80	$ 29.36	$ 40.00
Stock-based compensation expense								$ 25,000					$ 25,000	$ 8,250	$ 50,000
Tangiers Investment Group, LLC
Stock price																		$ 1.20
Stock-based compensation expense											$ 6,000
Brett Harris
Stock Issued During Period, Shares, License Agreement												15,000
Stock price												$ 4.40
Stock-based compensation expense												$ 66,000
Convurge Llc
Stock Issued During Period, Shares, License Agreement												2,500
Stock price																					$ 5.60
Stock-based compensation expense												$ 14,000
Beta Killers LLC
Stock price										$ 0.22						$ 0.22
Value of Original Investment									$ 221,000	$ 221,000						$ 221,000
Warrant | Investor 3
Stock price									$ 5.80	$ 5.80						$ 5.80
Warrant | National Concessions Group Inc
Stock price										6.40						6.40
Warrant | An investor
Stock price										6.20						6.20
Warrant | Investor 2
Stock price									4.60	4.60						4.60
Warrant | Investor 4
Stock price									$ 5.40	$ 5.40						$ 5.40
Common Stock
Stock Issued During Period, Shares, License Agreement																	6,615
Stock price				$ 2.10
Issuance of common stock for services, Shares				6,250						1,953,125						1,995,655
Issuance of common stock for debt conversion, Shares																353,106,142
Stock granted					12,500
Common Stock | An entity owned by a director
Conversion of Stock, Shares Converted						75,750
Conversion of Stock, Shares Issued		75,750	75,750
Common Stock | Mile High Brands
Shares Issued							500,000
Cancellation of issuance, Shares	485,000
Common Stock | Loyl Me
Stock Issued During Period, Shares, License Agreement								3,882					1,202	281	1,250
Common Stock | Tangiers Investment Group, LLC | Delay Of Debt Conversion
Issuance of common stock for debt conversion, Shares											5,000
Common Stock | Beta Killers LLC
Shares Issued																1,000,000
Preferred Stock | Preferred Class A
Preferred Stock, Voting Rights																Each share is entitled to 50 votes, voting with the common stock as a single class.
Preferred Stock | An entity owned by a director | Preferred Class A
Conversion of Stock, Shares Converted			1,515,000
Conversion of Stock, Shares Issued						1,515,000